God Bless America ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace & Defense - 5.4%
The Boeing Co.(a)	20,938	$3,718,798

Airlines - 2.1%
Southwest Airlines Co.	54,071	1,451,266

Auto Manufacturers - 6.6%
Tesla, Inc.(a)	25,485	4,538,369

Banks - 2.6%
Regions Financial Corp.	92,202	1,784,109

Biotechnology - 4.7%
Amgen, Inc.	10,623	3,249,044

Building Materials - 0.9%
Martin Marietta Materials, Inc.	1,103	631,004

Chemicals - 1.8%
The Sherwin-Williams Co.	4,074	1,237,681

Commercial Services - 2.0%
Cintas Corp.	2,029	1,375,601

Cosmetics & Personal Care - 1.6%
Colgate-Palmolive Co.	11,581	1,076,570

Distribution & Wholesale - 3.5%
Copart, Inc.(a)	45,027	2,389,133

Diversified Financial Services - 4.5%
The Charles Schwab Corp.	42,579	3,120,189

Electric - 3.1%
Dominion Energy, Inc.	13,872	747,978
NextEra Energy, Inc.	10,635	851,013
Xcel Energy, Inc.	9,424	522,561
		2,121,552

Environmental Control - 3.8%
Veralto Corp.	3,886	383,082
Waste Management, Inc.	10,588	2,231,209
		2,614,291

Food - 2.9%
General Mills, Inc.	9,667	664,606
Mondelez International, Inc. - Class A	12,367	847,510
Tyson Foods, Inc. - Class A	8,559	490,003
		2,002,119

Healthcare - Products - 4.4%
Danaher Corp.	11,802	3,030,754

Healthcare - Services - 4.9%
HCA Healthcare, Inc.	9,816	3,334,986

Home Builders - 1.2%
DR Horton, Inc.	5,374	794,277

Insurance - 3.8%
The Allstate Corp.	15,782	2,643,801

Iron & Steel - 0.8%
Nucor Corp.	3,378	570,375

Media - 3.9%
Charter Communications, Inc. - Class A(a)	9,349	2,684,285

Mining - 1.1%
Newmont Corp.	17,698	742,254

Oil & Gas - 2.3%
EOG Resources, Inc.	6,293	783,793
Occidental Petroleum Corp.	12,383	773,938
		1,557,731

Oil & Gas Services - 2.3%
Schlumberger NV	34,162	1,567,694

Retail - 5.4%
Costco Wholesale Corp.	4,056	3,284,914
Dollar General Corp.	3,184	435,921
		3,720,835

Semiconductors - 12.6%
Broadcom, Inc.	2,399	3,187,192
NVIDIA Corp.	5,016	5,499,191
		8,686,383

Software - 7.6%
Electronic Arts, Inc.	16,865	2,241,021
MicroStrategy, Inc. - Class A(a)	1,507	2,297,407
Paychex, Inc.	5,639	677,582
		5,216,010

Transportation - 1.8%
CSX Corp.	37,324	1,259,685
TOTAL COMMON STOCKS (Cost $55,129,395)		67,118,796

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Prologis, Inc.	5,390	595,541
Public Storage	2,404	658,287
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,290,948)		1,253,828

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.24%(b)	399,866	399,866
TOTAL SHORT-TERM INVESTMENTS (Cost $399,866)		399,866

TOTAL INVESTMENTS - 100.0% (Cost $56,820,209)		$68,772,490
Other Assets in Excess of Liabilities - 0.0%(c)		29,729
TOTAL NET ASSETS - 100.0%		$68,802,219

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

God Bless America ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,118,796	$—	$—	$67,118,796
Real Estate Investment Trusts	1,253,828	—	—	1,253,828
Money Market Funds	399,866	—	—	399,866
Total Investments	$68,772,490	$—	$—	$68,772,490

Refer to the Schedule of Investments for additional information.